Note 17 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Bank balances		$ 15,412		$ 4,252
Restricted cash	[1]	0		2,456
Cash and cash equivalents, total		15,412		6,708
Bank overdrafts and short term loans used for cash management purposes		(16,778)		(17,740)
Net cash and cash equivalents, total		$ (1,366)	$ (14,160)	$ (11,032)	$ (2,907)	$ 3,190	$ 1,496

[1]	Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.